SHORT-TERM BANK LOANS - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Short-term Debt [Line Items]
Short-term bank loans	$ 1,436		$ 1,909
Debt Instrument, Interest Rate, Effective Percentage	4.60%		4.60%
Interest Expense	$ 29	$ 28
Long-term Line of Credit		330,806	$ 265,560
Line Of Credit Facility Amount Utilized		71,229	77,911
Line Of Credit Facility Amount Available For Use		259,577	187,649
Line Of Credit Facility Secured By Restricted Cash		6,668	13,401
Line Of Credit Facility Secured By Restricted Buildings		$ 3,007	3,018
Building [Member]
Short-term Debt [Line Items]
Property Plant And Equipment Pledged For Short Term Loans	943		939
Restricted Stock [Member]
Short-term Debt [Line Items]
Restricted Cash Pledged For Short Term Loans	$ 1,030		$ 1,013